Restricted short-term deposits	12 Months Ended
Dec. 31, 2021
Restricted short-term deposits
Restricted short-term deposits

8.    Restricted short-term deposits

As of December 31, 2020, the Group’s restricted short-term deposits were US$31,489, which was mainly pledged as collateral for the banking facilities of US$31million.

As of December 31, 2021, the Group’s restricted short-term deposits were US$285, which was deposits for opening credit card accounts.